Revenue from Contract with Customers (Tables)	6 Months Ended
Sep. 30, 2023
Revenue from Contract with Customers [abstract]
Schedule of Revenue from Contract with Customers	Revenue from contract with customers consist of the following for the six months ended September 30, 2023 and ended September 30, 2022:
Disaggregated revenue information	For the 6 months period ended September 30, 2023	For the 6 months period ended September 30, 2022
	(In USD)	(In USD)
Types services
Subscription Income	6,760,470	7,100,862
Carriage/Placement fees	2,548,959	1,635,824
Advertisement Income	244,074	827,517
Telemedicine service charges	-	-
Device activation fees	106,828	207,293

Total revenue from contract with customers	9,660,331	9,771,496

Timing of revenue recognition
Product transferred at point in time	-	-
Services transferred over time	9,660,331	9,771,496
	9,660,331	9,771,496

Schedule of Information about Receivables, Contract Assets and Contract Liabilities	The following table provides information about receivables, contract assets and contract liabilities from contracts with customers:
	For the 6 months period ended September 30, 2023	For the 6 months period ended September 30, 2022
	(US$)	(US$)
Receivables, which are included in ‘trade receivables	$3,344,995	$2,549,041
Receivables, acquired in a business combination	—	—